Shareholder Report, Average Annual Return (Details)	12 Months Ended		60 Months Ended	120 Months Ended
	Jul. 31, 2024	Jul. 31, 2014	Jul. 31, 2024	Jul. 31, 2024
C000035521
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Changing Parameters Fund
Without Sales Load [Member] | C000035521
Average Annual Return [Line Items]
Average Annual Return, Percent	7.11%		5.73%	4.27%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	5.10%		0.19%	1.61%